Credit risk - Schedule of Loans and Advances by Credit Grade (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Total financial assets	£ 603,983	£ 584,365
Loans and advances to customers
Disclosure of credit risk exposure [line items]
Total financial assets	461,504	441,907
Loans and advances to customers | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	409,699	386,787
Loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	41,406	43,499
Loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	5,482	5,601
Loans and advances to customers | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	4,917	6,020
Retail – UK mortgages
Disclosure of credit risk exposure [line items]
Total financial assets	323,087	312,280
Retail – UK mortgages | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	284,256	269,707
Retail – UK mortgages | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	30,207	32,722
Retail – UK mortgages | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	3,707	3,831
Retail – UK mortgages | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	4,917	6,020
Carrying value £m | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Total financial assets	464,505	445,090	£ 436,817
Carrying value £m | Loans and advances to customers | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	410,428	387,517	368,859
Carrying value £m | Loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	42,482	44,658	52,973
Carrying value £m | Loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	6,519	6,708	7,131
Carrying value £m | Loans and advances to customers | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	5,076	6,207	7,854
Carrying value £m | Total Retail
Disclosure of credit risk exposure [line items]
Total financial assets	392,793	374,559
Carrying value £m | Total Retail | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	345,633	323,878
Carrying value £m | Total Retail | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	37,315	39,597
Carrying value £m | Total Retail | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	4,769	4,877
Carrying value £m | Total Retail | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	5,076	6,207
Carrying value £m | Retail – UK mortgages
Disclosure of credit risk exposure [line items]
Total financial assets	323,813	313,128	307,320
Carrying value £m | Retail – UK mortgages | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	295,737	282,314
Carrying value £m | Retail – UK mortgages | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	14,308	15,871
Carrying value £m | Retail – UK mortgages | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	1,347	1,408
Carrying value £m | Retail – UK mortgages | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	361	290
Carrying value £m | Retail – UK mortgages | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	2,968	2,872
Carrying value £m | Retail – UK mortgages | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	9,092	10,373
Carrying value £m | Retail – UK mortgages | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	284,307	269,760	256,596
Carrying value £m | Retail – UK mortgages | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	30,414	32,995	38,533
Carrying value £m | Retail – UK mortgages | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	276,020	261,101
Carrying value £m | Retail – UK mortgages | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	19,717	21,213
Carrying value £m | Retail – UK mortgages | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	8,034	8,487
Carrying value £m | Retail – UK mortgages | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	6,274	7,384
Carrying value £m | Retail – UK mortgages | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	154	112
Carrying value £m | Retail – UK mortgages | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,193	1,296
Carrying value £m | Retail – UK mortgages | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	23	17
Carrying value £m | Retail – UK mortgages | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	338	273
Carrying value £m | Retail – UK mortgages | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	76	43
Carrying value £m | Retail – UK mortgages | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	2,892	2,829
Carrying value £m | Retail – UK mortgages | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK mortgages | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK mortgages | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	4,016	4,166	4,337
Carrying value £m | Retail – UK mortgages | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK mortgages | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK mortgages | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK mortgages | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK mortgages | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK mortgages | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	4,016	4,166
Carrying value £m | Retail – UK mortgages | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	5,076	6,207	7,854
Carrying value £m | Retail – UK mortgages | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK mortgages | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK mortgages | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK mortgages | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK mortgages | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK mortgages | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	5,076	6,207
Carrying value £m | Retail – credit cards
Disclosure of credit risk exposure [line items]
Total financial assets	17,858	16,240
Carrying value £m | Retail – credit cards | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	5,714	5,068
Carrying value £m | Retail – credit cards | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	9,329	8,360
Carrying value £m | Retail – credit cards | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	2,114	2,101
Carrying value £m | Retail – credit cards | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	148	152
Carrying value £m | Retail – credit cards | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	279	294
Carrying value £m | Retail – credit cards | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	274	265
Carrying value £m | Retail – credit cards | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	15,258	13,534
Carrying value £m | Retail – credit cards | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	2,326	2,441
Carrying value £m | Retail – credit cards | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	5,708	5,058
Carrying value £m | Retail – credit cards | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	6	10
Carrying value £m | Retail – credit cards | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	8,221	7,231
Carrying value £m | Retail – credit cards | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,108	1,129
Carrying value £m | Retail – credit cards | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,321	1,242
Carrying value £m | Retail – credit cards | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	793	859
Carrying value £m | Retail – credit cards | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	8	3
Carrying value £m | Retail – credit cards | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	140	149
Carrying value £m | Retail – credit cards | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – credit cards | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	279	294
Carrying value £m | Retail – credit cards | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – credit cards | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – credit cards | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	274	265
Carrying value £m | Retail – credit cards | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – credit cards | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – credit cards | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – credit cards | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – credit cards | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – credit cards | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	274	265
Carrying value £m | Retail – credit cards | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – credit cards | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – credit cards | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – credit cards | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – credit cards | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – credit cards | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – credit cards | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK unsecured loans and overdrafts
Disclosure of credit risk exposure [line items]
Total financial assets	12,191	10,736
Carrying value £m | Retail – UK unsecured loans and overdrafts | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	1,378	1,209
Carrying value £m | Retail – UK unsecured loans and overdrafts | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	8,754	7,504
Carrying value £m | Retail – UK unsecured loans and overdrafts | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	1,386	1,354
Carrying value £m | Retail – UK unsecured loans and overdrafts | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	136	142
Carrying value £m | Retail – UK unsecured loans and overdrafts | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	344	352
Carrying value £m | Retail – UK unsecured loans and overdrafts | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	193	175
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	10,601	9,314
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,397	1,247
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,376	1,207
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	2	2
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	8,130	7,020
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	624	484
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,062	1,047
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	324	307
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	26	31
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	110	111
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	7	9
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	337	343
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	193	175
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	193	175
Carrying value £m | Retail – UK unsecured loans and overdrafts | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK Motor Finance
Disclosure of credit risk exposure [line items]
Total financial assets	17,149	16,419
Carrying value £m | Retail – UK Motor Finance | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	9,441	9,727
Carrying value £m | Retail – UK Motor Finance | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	6,358	5,656
Carrying value £m | Retail – UK Motor Finance | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	965	687
Carrying value £m | Retail – UK Motor Finance | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	77	46
Carrying value £m | Retail – UK Motor Finance | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	167	179
Carrying value £m | Retail – UK Motor Finance | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	141	124
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	14,222	13,897
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	2,786	2,398
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	8,531	8,967
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	910	760
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	5,083	4,487
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,275	1,169
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	606	440
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	359	247
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	77	46
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	2	3
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	165	176
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK Motor Finance | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	141	124
Carrying value £m | Retail – UK Motor Finance | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK Motor Finance | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK Motor Finance | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK Motor Finance | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK Motor Finance | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK Motor Finance | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	141	124
Carrying value £m | Retail – UK Motor Finance | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK Motor Finance | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK Motor Finance | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK Motor Finance | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK Motor Finance | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK Motor Finance | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK Motor Finance | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – other
Disclosure of credit risk exposure [line items]
Total financial assets	21,782	18,036
Carrying value £m | Retail – other | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	18,557	15,401
Carrying value £m | Retail – other | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	2,829	2,322
Carrying value £m | Retail – other | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	161	150
Carrying value £m | Retail – other | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	57	7
Carrying value £m | Retail – other | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	33	9
Carrying value £m | Retail – other | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	145	147
Carrying value £m | Retail – other | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	21,245	17,373
Carrying value £m | Retail – other | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	392	516
Carrying value £m | Retail – other | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	18,554	15,163
Carrying value £m | Retail – other | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	3	238
Carrying value £m | Retail – other | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	2,616	2,132
Carrying value £m | Retail – other | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	213	190
Carrying value £m | Retail – other | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	75	78
Carrying value £m | Retail – other | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	86	72
Carrying value £m | Retail – other | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – other | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	57	7
Carrying value £m | Retail – other | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – other | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	33	9
Carrying value £m | Retail – other | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – other | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – other | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	145	147
Carrying value £m | Retail – other | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – other | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – other | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – other | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – other | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – other | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	145	147
Carrying value £m | Retail – other | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – other | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – other | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – other | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – other | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – other | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – other | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Commercial Banking
Disclosure of credit risk exposure [line items]
Total financial assets	71,467	70,853
Carrying value £m | Commercial Banking | CMS 1–5
Disclosure of credit risk exposure [line items]
Total financial assets	17,264	13,611
Carrying value £m | Commercial Banking | CMS 6–10
Disclosure of credit risk exposure [line items]
Total financial assets	13,839	13,872
Carrying value £m | Commercial Banking | CMS 11–14
Disclosure of credit risk exposure [line items]
Total financial assets	33,112	32,586
Carrying value £m | Commercial Banking | CMS 15–18
Disclosure of credit risk exposure [line items]
Total financial assets	4,797	8,231
Carrying value £m | Commercial Banking | CMS 19
Disclosure of credit risk exposure [line items]
Total financial assets	705	722
Carrying value £m | Commercial Banking | CMS 20–23
Disclosure of credit risk exposure [line items]
Total financial assets	1,750	1,831
Carrying value £m | Commercial Banking | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	64,550	63,961
Carrying value £m | Commercial Banking | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	5,167	5,061
Carrying value £m | Commercial Banking | Stage 1 and 2 | CMS 1–5 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	17,263	13,611
Carrying value £m | Commercial Banking | Stage 1 and 2 | CMS 1–5 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1	0
Carrying value £m | Commercial Banking | Stage 1 and 2 | CMS 6–10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	13,805	13,819
Carrying value £m | Commercial Banking | Stage 1 and 2 | CMS 6–10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	34	53
Carrying value £m | Commercial Banking | Stage 1 and 2 | CMS 11–14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	31,164	31,534
Carrying value £m | Commercial Banking | Stage 1 and 2 | CMS 11–14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,948	1,052
Carrying value £m | Commercial Banking | Stage 1 and 2 | CMS 15–18 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	2,318	4,997
Carrying value £m | Commercial Banking | Stage 1 and 2 | CMS 15–18 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	2,479	3,234
Carrying value £m | Commercial Banking | Stage 1 and 2 | CMS 19 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Commercial Banking | Stage 1 and 2 | CMS 19 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	705	722
Carrying value £m | Commercial Banking | Stage 1 and 2 | CMS 20–23 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Commercial Banking | Stage 1 and 2 | CMS 20–23 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Commercial Banking | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,750	1,831
Carrying value £m | Commercial Banking | Stage 3 £m | CMS 1–5 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Commercial Banking | Stage 3 £m | CMS 6–10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Commercial Banking | Stage 3 £m | CMS 11–14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Commercial Banking | Stage 3 £m | CMS 15–18 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Commercial Banking | Stage 3 £m | CMS 19 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Commercial Banking | Stage 3 £m | CMS 20–23 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,750	1,831
Carrying value £m | Commercial Banking | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Commercial Banking | POCI £m | CMS 1–5 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Commercial Banking | POCI £m | CMS 6–10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Commercial Banking | POCI £m | CMS 11–14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Commercial Banking | POCI £m | CMS 15–18 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Commercial Banking | POCI £m | CMS 19 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Commercial Banking | POCI £m | CMS 20–23 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Other
Disclosure of credit risk exposure [line items]
Total financial assets	245	(322)
Carrying value £m | Other | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	245	(322)
Carrying value £m | Other | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Other | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Other | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment
Disclosure of credit risk exposure [line items]
Total financial assets	(3,201)	(3,453)
Accumulated impairment | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(845)	(872)
Accumulated impairment | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1,158)	(1,284)
Accumulated impairment | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1,039)	(1,110)
Accumulated impairment | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(159)	(187)
Accumulated impairment | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Total financial assets	(3,001)	(3,183)	(3,693)
Accumulated impairment | Loans and advances to customers | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(729)	(730)	(885)
Accumulated impairment | Loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1,076)	(1,159)	(1,462)
Accumulated impairment | Loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1,037)	(1,107)	(1,133)
Accumulated impairment | Loans and advances to customers | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(159)	(187)	(213)
Accumulated impairment | Total Retail
Disclosure of credit risk exposure [line items]
Total financial assets	(2,177)	(2,309)
Accumulated impairment | Total Retail | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(564)	(531)
Accumulated impairment | Total Retail | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(798)	(896)
Accumulated impairment | Total Retail | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(656)	(695)
Accumulated impairment | Total Retail | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(159)	(187)
Accumulated impairment | Retail – UK mortgages
Disclosure of credit risk exposure [line items]
Total financial assets	(726)	(848)	(1,105)
Accumulated impairment | Retail – UK mortgages | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	(142)	(189)
Accumulated impairment | Retail – UK mortgages | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	(40)	(57)
Accumulated impairment | Retail – UK mortgages | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	(13)	(15)
Accumulated impairment | Retail – UK mortgages | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	(5)	(5)
Accumulated impairment | Retail – UK mortgages | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	(58)	(60)
Accumulated impairment | Retail – UK mortgages | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	(468)	(522)
Accumulated impairment | Retail – UK mortgages | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(51)	(53)	(161)
Accumulated impairment | Retail – UK mortgages | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(207)	(273)	(374)
Accumulated impairment | Retail – UK mortgages | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(43)	(46)
Accumulated impairment | Retail – UK mortgages | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(99)	(143)
Accumulated impairment | Retail – UK mortgages | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(6)	(6)
Accumulated impairment | Retail – UK mortgages | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(34)	(51)
Accumulated impairment | Retail – UK mortgages | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1)	0
Accumulated impairment | Retail – UK mortgages | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(12)	(15)
Accumulated impairment | Retail – UK mortgages | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK mortgages | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(5)	(5)
Accumulated impairment | Retail – UK mortgages | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1)	(1)
Accumulated impairment | Retail – UK mortgages | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(57)	(59)
Accumulated impairment | Retail – UK mortgages | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK mortgages | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK mortgages | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(309)	(335)	(357)
Accumulated impairment | Retail – UK mortgages | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK mortgages | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK mortgages | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK mortgages | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK mortgages | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK mortgages | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(309)	(335)
Accumulated impairment | Retail – UK mortgages | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(159)	(187)	£ (213)
Accumulated impairment | Retail – UK mortgages | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK mortgages | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK mortgages | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK mortgages | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK mortgages | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK mortgages | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(159)	(187)
Accumulated impairment | Retail – credit cards
Disclosure of credit risk exposure [line items]
Total financial assets	(514)	(579)
Accumulated impairment | Retail – credit cards | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	(11)	(12)
Accumulated impairment | Retail – credit cards | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	(129)	(139)
Accumulated impairment | Retail – credit cards | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	(135)	(158)
Accumulated impairment | Retail – credit cards | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	(27)	(31)
Accumulated impairment | Retail – credit cards | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	(91)	(106)
Accumulated impairment | Retail – credit cards | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	(121)	(133)
Accumulated impairment | Retail – credit cards | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(145)	(149)
Accumulated impairment | Retail – credit cards | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(248)	(297)
Accumulated impairment | Retail – credit cards | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(11)	(11)
Accumulated impairment | Retail – credit cards | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	(1)
Accumulated impairment | Retail – credit cards | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(85)	(87)
Accumulated impairment | Retail – credit cards | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(44)	(52)
Accumulated impairment | Retail – credit cards | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(48)	(51)
Accumulated impairment | Retail – credit cards | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(87)	(107)
Accumulated impairment | Retail – credit cards | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1)	0
Accumulated impairment | Retail – credit cards | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(26)	(31)
Accumulated impairment | Retail – credit cards | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – credit cards | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(91)	(106)
Accumulated impairment | Retail – credit cards | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – credit cards | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – credit cards | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(121)	(133)
Accumulated impairment | Retail – credit cards | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – credit cards | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – credit cards | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – credit cards | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – credit cards | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – credit cards | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(121)	(133)
Accumulated impairment | Retail – credit cards | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – credit cards | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – credit cards | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – credit cards | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – credit cards | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – credit cards | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – credit cards | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK unsecured loans and overdrafts
Disclosure of credit risk exposure [line items]
Total financial assets	(447)	(460)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	(4)	(3)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	(140)	(125)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	(70)	(76)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	(21)	(25)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	(100)	(113)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	(112)	(118)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(150)	(145)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(185)	(197)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(4)	(3)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(106)	(98)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(34)	(27)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(37)	(40)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(33)	(36)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(2)	(3)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(19)	(22)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1)	(1)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(99)	(112)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(112)	(118)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(112)	(118)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance
Disclosure of credit risk exposure [line items]
Total financial assets	(428)	(356)
Accumulated impairment | Retail – UK Motor Finance | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	(157)	(128)
Accumulated impairment | Retail – UK Motor Finance | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	(115)	(95)
Accumulated impairment | Retail – UK Motor Finance | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	(28)	(19)
Accumulated impairment | Retail – UK Motor Finance | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	(10)	(6)
Accumulated impairment | Retail – UK Motor Finance | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	(39)	(36)
Accumulated impairment | Retail – UK Motor Finance | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	(79)	(72)
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(201)	(169)
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(148)	(115)
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(135)	(112)
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(22)	(16)
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(63)	(55)
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(52)	(40)
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(3)	(2)
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(25)	(17)
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(10)	(6)
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(39)	(36)
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(79)	(72)
Accumulated impairment | Retail – UK Motor Finance | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(79)	(72)
Accumulated impairment | Retail – UK Motor Finance | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other
Disclosure of credit risk exposure [line items]
Total financial assets	(62)	(66)
Accumulated impairment | Retail – other | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	(7)	(8)
Accumulated impairment | Retail – other | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	(17)	(18)
Accumulated impairment | Retail – other | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	(1)	(3)
Accumulated impairment | Retail – other | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	(1)	0
Accumulated impairment | Retail – other | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	(1)	0
Accumulated impairment | Retail – other | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	(35)	(37)
Accumulated impairment | Retail – other | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(17)	(15)
Accumulated impairment | Retail – other | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(10)	(14)
Accumulated impairment | Retail – other | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(7)	(4)
Accumulated impairment | Retail – other | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	(4)
Accumulated impairment | Retail – other | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(10)	(11)
Accumulated impairment | Retail – other | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(7)	(7)
Accumulated impairment | Retail – other | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1)	(3)
Accumulated impairment | Retail – other | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1)	0
Accumulated impairment | Retail – other | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1)	0
Accumulated impairment | Retail – other | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(35)	(37)
Accumulated impairment | Retail – other | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(35)	(37)
Accumulated impairment | Retail – other | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking
Disclosure of credit risk exposure [line items]
Total financial assets	(824)	(874)
Accumulated impairment | Commercial Banking | CMS 1–5
Disclosure of credit risk exposure [line items]
Total financial assets	(3)	(1)
Accumulated impairment | Commercial Banking | CMS 6–10
Disclosure of credit risk exposure [line items]
Total financial assets	(16)	(11)
Accumulated impairment | Commercial Banking | CMS 11–14
Disclosure of credit risk exposure [line items]
Total financial assets	(148)	(142)
Accumulated impairment | Commercial Banking | CMS 15–18
Disclosure of credit risk exposure [line items]
Total financial assets	(183)	(231)
Accumulated impairment | Commercial Banking | CMS 19
Disclosure of credit risk exposure [line items]
Total financial assets	(93)	(77)
Accumulated impairment | Commercial Banking | CMS 20–23
Disclosure of credit risk exposure [line items]
Total financial assets	(381)	(412)
Accumulated impairment | Commercial Banking | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(165)	(199)
Accumulated impairment | Commercial Banking | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(278)	(263)
Accumulated impairment | Commercial Banking | Stage 1 and 2 | CMS 1–5 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(3)	(1)
Accumulated impairment | Commercial Banking | Stage 1 and 2 | CMS 1–5 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking | Stage 1 and 2 | CMS 6–10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(16)	(11)
Accumulated impairment | Commercial Banking | Stage 1 and 2 | CMS 6–10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking | Stage 1 and 2 | CMS 11–14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(107)	(121)
Accumulated impairment | Commercial Banking | Stage 1 and 2 | CMS 11–14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(41)	(21)
Accumulated impairment | Commercial Banking | Stage 1 and 2 | CMS 15–18 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(39)	(66)
Accumulated impairment | Commercial Banking | Stage 1 and 2 | CMS 15–18 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(144)	(165)
Accumulated impairment | Commercial Banking | Stage 1 and 2 | CMS 19 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking | Stage 1 and 2 | CMS 19 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(93)	(77)
Accumulated impairment | Commercial Banking | Stage 1 and 2 | CMS 20–23 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking | Stage 1 and 2 | CMS 20–23 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(381)	(412)
Accumulated impairment | Commercial Banking | Stage 3 £m | CMS 1–5 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking | Stage 3 £m | CMS 6–10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking | Stage 3 £m | CMS 11–14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking | Stage 3 £m | CMS 15–18 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking | Stage 3 £m | CMS 19 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking | Stage 3 £m | CMS 20–23 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(381)	(412)
Accumulated impairment | Commercial Banking | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking | POCI £m | CMS 1–5 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking | POCI £m | CMS 6–10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking | POCI £m | CMS 11–14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking | POCI £m | CMS 15–18 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking | POCI £m | CMS 19 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking | POCI £m | CMS 20–23 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Other | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Other | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Other | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Other | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	£ 0	£ 0